Discontinued Operations Discontinued Operations - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 15, 2010
Discontinued Operations and Disposal Groups [Abstract]
Number of self service retail facilities sold				2
Proceeds from sale of businesses, net of cash sold	$ 0	$ 0	$ 11,992,000
Gain on sale of discontinued operations, net of taxes	0	0	1,729,000
Goodwill included in the cost basis of net assets disposed				$ 6,700,000